Segment reporting - Reconciliation of cash earnings to net profit (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Segment reporting
Cash earnings for the year	$ 2,290	$ 6,784	$ 8,095
Cash earnings adjustments	(318)	(65)	30
Net profit attributable to owners of Westpac Banking Corporation (WBC)	2,290	6,784	8,095
Operating segments
Segment reporting
Cash earnings for the year	2,608	6,849	8,065
Net cash earnings adjustment
Segment reporting
Cash earnings for the year	(318)	(65)	30
Cash earnings adjustments	(318)	(65)	30
Amortisation of intangible assets
Segment reporting
Cash earnings adjustments			(17)
Fair value gain/(loss) on economic hedges
Segment reporting
Cash earnings adjustments	(362)	(35)	126
Ineffective hedges
Segment reporting
Cash earnings adjustments	61	20	(13)
Adjustments relating to Pendal
Segment reporting
Cash earnings adjustments	(31)	(45)	(73)
Treasury shares
Segment reporting
Cash earnings adjustments	$ 14	$ (5)	$ 7